UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     	Inroads Capital Management, L.L.C.
Address:	One Riverway
                Suite 2020
                Houston, TX 77056

13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Michael A. Meagher
Title:  Chief Operating Officer
Phone:  713-595-1462
Signature, Place and Date of Signing:

      Michael A. Meagher     Houston, Texas     January 18, 2011


Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.




                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		55

Form 13F Information Table Value Total: 	$103,237











                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advance Auto Parts, Inc.       COM              00751Y106     3239    48963 SH       Sole                                      48963
Aflac, Inc.                    COM              001055102     2899    51382 SH       Sole                                      51382
Allstate Corp                  COM              020002101     2828    88704 SH       Sole                                      88704
American Express Co.           COM              025816109      466    10866 SH       Sole                                      10866
Arrow Electronics Inc          COM              042735100     2828    82565 SH       Sole                                      82565
Becton Dickson Co.             COM              075887109     2868    33935 SH       Sole                                      33935
Biogen Idec Inc                COM              09062X103     2868    42770 SH       Sole                                      42770
CME Group, Inc                 COM              12572Q105      491     1525 SH       Sole                                       1525
Capital One Financial Co.      COM              14040H105      412     9688 SH       Sole                                       9688
Coca Cola Co.                  COM              191216100     3022    45946 SH       Sole                                      45946
Darden Restaurants Inc         COM              237194105     2150    46294 SH       Sole                                      46294
Dollar Tree Inc.               COM              256746108     3374    60164 SH       Sole                                      60164
EBAY Inc.                      COM              278642103      473    16991 SH       Sole                                      16991
El Paso Corp.                  COM              28336L109      472    34327 SH       Sole                                      34327
Energen Corp                   COM              29265N108      459     9510 SH       Sole                                       9510
Exxon Mobil Corp.              COM              30231G102     3972    54328 SH       Sole                                      54328
FMC Technologies Inc.          COM              30249U101     3624    40764 SH       Sole                                      40764
Federal National Mtg Assn      COM              313586109       62   205280 SH       Sole                                     205280
Freeport-McMoran Copper & Gold COM              35671D857     3747    31202 SH       Sole                                      31202
Frontier Oil Corp              COM              35914P105     2253   125101 SH       Sole                                     125101
Hasbro Inc.                    COM              418056107     3723    78907 SH       Sole                                      78907
Hess Corp                      COM              42809h107     3183    41586 SH       Sole                                      41586
Hewlett-Packard Co.            COM              428236103      443    10533 SH       Sole                                      10533
Ingram Micro Inc. - A          COM              457153104      445    23312 SH       Sole                                      23312
Intel Corp.                    COM              458140100      444    21096 SH       Sole                                      21096
International Business Machine COM              459200101     2866    19529 SH       Sole                                      19529
J2 Global Communications Inc.  COM              46626E205     2748    94937 SH       Sole                                      94937
Jabil Circuit Inc.             COM              466313103     1409    70127 SH       Sole                                      70127
KBR, Inc.                      COM              48242w106     2919    95807 SH       Sole                                      95807
Kla-Tencor Corporation         COM              482480100     3055    79067 SH       Sole                                      79067
Lam Research Corp.             COM              512807108     3412    65902 SH       Sole                                      65902
Liberty Media Interactive      COM              53071m104     2827   179284 SH       Sole                                     179284
Loews Corp.                    COM              540424108      518    13312 SH       Sole                                      13312
Lorillard Inc.                 COM              544147101      441     5375 SH       Sole                                       5375
Lubrizol Corp.                 COM              549271104      539     5041 SH       Sole                                       5041
McDonald's Corp.               COM              580135101     3122    40670 SH       Sole                                      40670
McGraw-Hill Companies Inc.     COM              580645109      463    12717 SH       Sole                                      12717
Microsoft Corp.                COM              594918104      302    10830 SH       Sole                                      10830
Newmont Mng Corp. Hldg Co.     COM              651639106      526     8556 SH       Sole                                       8556
Northrop Grumman Corp.         COM              666807102     2821    43549 SH       Sole                                      43549
SLM Corp.                      COM              78442P106     2986   237138 SH       Sole                                     237138
Schlumberger LTD               COM              806857108      321     3846 SH       Sole                                       3846
Southwest Airlines Co.         COM              844741108      130    10000 SH       Sole                                      10000
St. Jude Medical Inc.          COM              790849103     2849    66632 SH       Sole                                      66632
Texas Instruments Inc.         COM              882508104     2362    72690 SH       Sole                                      72690
Tidewater Inc.                 COM              886423102     2963    55024 SH       Sole                                      55024
URS Corp                       COM              903236107      444    10678 SH       Sole                                      10678
Visa Inc -Class A Shares       COM              92826C839      415     5899 SH       Sole                                       5899
Wal-Mart Stores Inc.           COM              931142103      209     3867 SH       Sole                                       3867
Waters Corp.                   COM              941848103     3023    38902 SH       Sole                                      38902
Williams Cos Inc.              COM              969457100     2966   119970 SH       Sole                                     119970
Xerox Corp.                    COM              984121103     2782   241482 SH       Sole                                     241482
Xilinx Inc.                    COM              983919101     2988   103110 SH       Sole                                     103110
aVinci Media Corp.com          COM              053728101        0    10000 SH       Sole                                      10000
Sentinel Small Company - A     FUND             817270804       85 10969.997 SH      Sole                                  10969.997